Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2018
Shareholders Equity
Schedule of capital stock

As of June 30, 2018, the capital stock consisted of 126,014,050 common shares with a par value of Ps. 1.00 per share, entitled to one vote each and was as follows:

		Approved by
Status	Par Value	Body	Date	Date of record with the Public Registry of Commerce
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.29.87	12.29.87
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.26.88	12.29.88
Subscribed, Issued and Paid up	38	Extraordinary Shareholders’ Meeting	10.25.89	02.05.90
Subscribed, Issued and Paid up	9,460	Ordinary and Extraordinary Shareholders’ meeting	08.31.95	03.15.96
Subscribed, Issued and Paid up	16,000	Ordinary and Extraordinary Shareholders’ meeting	10.29.96	05.15.98
Subscribed, Issued and Paid up	38,000	Ordinary and Extraordinary Shareholders’ meeting	03.10.98	10.21.99
Subscribed, Issued and Paid up	6,500	Ordinary and Extraordinary Shareholders’ meeting	08.06.99	05.07.02
Subscribed, Issued and Paid up	8,206	(*) Board of Directors meeting	06.28.04	05.04.05
Subscribed, Issued and Paid up	47,755	(**) Board of Directors meeting	11.16.10	03.02.11
Subscribed, Issued and Paid up	28	(***) Board of Directors meeting	09.22.11	01.04.12
Subscribed, Issued and Paid up	25	(****) Board of Directors meeting	03.13.13	01.16.15
	126,014

(*)  Capital subscribed in connection with the conversion of convertible notes made until August 2006. Such conversions have been registered.

(**)  Capital subscribed in connection with the conversion of convertible notes made on October 7, 2010.

(***)  Capital subscribed in connection with the conversion of convertible notes made on September 21, 2011.

(****)  Capital subscribed in connection with the conversion of convertible notes made on March 13, 2013.